BALANCE SHEET COMPONENTS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses		$ 7,557	$ 6,715
Related party receivables		15,180	7,896
Other Assets		3,628	3,560
Prepaid expenses and other assets	[1]	$ 26,365	$ 18,171

[1]	See Note 13 for additional information regarding the transactions with related parties.